Employee Benefit Plans (Accumulated Benefit Obligation (ABO)) (Details) - Pension Plan [Member] - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation	$ 2,527	$ 2,561
ABO	1,608	2,504
Fair Value of Plan Assets	1,409	2,264
Funded Status	$ (199)	$ (240)